United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: 03/31/2013

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund
Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2012 through March 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended March 31, 2013, was 3.12% for the Class A Shares, 2.28% for the Class C Shares and 3.34% for the Institutional Shares. The Barclays U.S. TIPS Index (BTIPS),1 the Fund's broad-based securities market index, returned 5.68% during the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BTIPS.
The following discussion will focus on the performance of the Fund's Institutional Shares. The 3.34% total return for the Institutional Shares consisted of 2.53% in taxable dividends and 0.81% in appreciation in the net asset value of the shares.
During the 12-month reporting period, the most significant factors affecting the Fund's performance were: (a) duration;2 (b) yield curve; and (c) sector allocation.
MARKET OVERVIEW
During the 12-month reporting period, interest rates declined to very low levels. The 10-year nominal Treasury yield began the period at 2.21% and ended the period at 1.85%. Shorter maturities declined less than longer maturities; for example, the two-year Treasury yield fell from 0.33% to 0.24% over the same 12-month period. Several factors drove the decline in rates. First, economic growth continued to stagnate, as business investment and hiring remained at low levels. Second, the Federal Reserve (the Fed) continued its efforts to keep interest rates low. The Fed's Zero Interest Rate Policy (ZIRP) kept the Fed Funds rates near zero percent, which in turn anchored short Treasury rates at historically low levels. The Fed's quantitative easing (QE) strategy (purchasing up to $85 billion per month in Treasury and government agency mortgage-backed securities) helped to contain longer-term interest rates. Third, political uncertainties in Europe caused some investors to seek the safe haven of U.S. Treasuries.
Treasury Inflation-Protected Securities (TIPS) outperformed nominal Treasuries during the first six months of the 12-month reporting period and performed in line with nominal Treasuries during the last six months of the period. The expected 10-year inflation rate embodied in TIPS prices began the period at 2.32%, rose to a high of 2.67% in September, and eased-back to 2.52% by March 31, 2013. In general, TIPS have been supported by the Fed's ultra-accommodative monetary policy. The Fed indicated that they are more interested in reducing the unemployment rate than stifling a rise in inflation. As of the date of this writing, Fund management believes that this policy could potentially lead to higher inflation expectations and higher realized inflation in the future, which would be supportive of TIPS valuations.
Annual Shareholder Report

DURATION
During the 12-month reporting period, the primary reason for the underperformance relative to the BTIPS was that the Fund, by design, had significantly less interest rate sensitivity than the BTIPS. Because higher interest rates can result in lower TIPS prices even if inflation rises, the Fund was managed with significantly less interest rate sensitivity than the BTIPS in order to protect shareholder value when interest rates rise. Since real yields fell during the reporting period, the Fund underperformed the BTIPS, which had much greater interest rate sensitivity due to a real yield duration of close to nine years. The Fund's duration risk was reduced by selling Treasury note futures contracts during the period.
YIELD CURVE
During the 12-month reporting period, the Fund's positioning of securities across the maturity spectrum reduced performance relative to the BTIPS, as the Fund was positioned for a steeper yield curve when in fact the yield curve flattened, as noted above in the Market Overview section.
SECTOR ALLOCATION
The Fund maintained an overweight position with regard to both investment-grade3 and high-yield corporates4 early in the 12-month reporting period, then removed the investment-grade corporate exposure during the second half of the period. These two sectors are not represented in the BTIPS. The Fund's allocation to these two sectors through investments in both derivatives5 and core funds6 added to the Fund's yield and to its total return performance, as credit spreads tightened. The derivative exposure was via credit default swaps, which enabled the Fund to “own” a basket of corporate securities on an essentially cashless basis. This enabled the Fund to have exposure to the credit markets but still invest in TIPS at the same time,7 thereby maintaining shareholder protection from rising inflation.
Annual Shareholder Report

1	The BTIPS represents a market index made up of U.S. Treasury Inflation-Protected Securities (TIPS). The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “ BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	High-yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The Fund invests in high-yield fixed-income securities by investing in High Yield Bond Portfolio (HYCORE). HYCORE is an affiliated investment company that is registered under the Investment Company Act of 1940, but not the Securities Act of 1933. HYCORE is available for sale only to Federated Investment Counseling through a discretionary advisory relationship. HYCORE will not be offered or sold to any other person or entity.
7	The Fund invests in inflation-indexed bonds by investing in Federated Inflation-Protected Securities Core Fund (IPCORE). IPCORE is an affiliated investment company that is registered under the Investment Company Act of 1940, but not the Securities Act of 1933. IPCORE is available for sale only to Federated Investment Counseling through a discretionary advisory relationship. IPCORE will not be offered or sold to any other person or entity.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Real Return Bond Fund (the “Fund”) from October 18, 2006 (start of performance) to March 31, 2013, compared to the Barclays U.S. TIPS Index (BTIPS).2
Average Annual Total Returns for the Period Ended March 31, 2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	-1.55%	2.69%	4.51%
Class C Shares	1.28%	2.97%	4.60%
Institutional Shares	3.34%	3.86%	5.48%
*	The Fund's Class A Shares, Class C Shares and Institutional Shares start of performance was October 18, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS C SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charge: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2013, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	95.1%
High Yield Securities	3.5%
Other Security Types[3,4]	0.0%
Derivative Contracts[5]	(0.4)%
Cash Equivalents[6]	1.2%
Other Assets and Liabilities—Net[7]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Types consist of common stock and preferred stock.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2013
Shares			Value
		MUTUAL FUNDS—100.1%[1]
6,515,414		Federated Inflation-Protected Securities Core Fund	$73,949,944
464,286	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%	464,286
409,065		High Yield Bond Portfolio	2,761,191
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $72,958,166)[3]	77,175,421
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(104,853)
		TOTAL NET ASSETS—100%	$77,070,568
1	Affiliated holdings.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $73,229,597.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.17	$10.94	$10.80	$10.26	$10.91
Income From Investment Operations:
Net investment income	0.18[1]	0.34[1]	0.25[1]	0.20[1]	0.25[1]
Net realized and unrealized gain (loss) on investments and swap contracts	0.17	0.26	0.20	0.55	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.60	0.45	0.75	(0.20)
Less Distributions:
Distributions from net investment income	(0.27)	(0.37)	(0.31)	(0.21)	(0.32)
Return of capital[2]	—	—	—	—	(0.13)[1]
TOTAL DISTRIBUTIONS	(0.27)	(0.37)	(0.31)	(0.21)	(0.45)
Net Asset Value, End of Period	$11.25	$11.17	$10.94	$10.80	$10.26
Total Return[3]	3.12%	5.60%	4.21%	7.33%	(1.83)%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.57%	3.09%	2.31%	1.86%	2.54%
Expense waiver/reimbursement[4]	0.46%	0.64%	0.98%	1.97%	2.95%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,140	$33,588	$30,011	$24,543	$13,603
Portfolio turnover	10%	22%	2%	7%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.17	$10.94	$10.80	$10.26	$10.91
Income From Investment Operations:
Net investment income	0.09[1]	0.25[1]	0.16[1]	0.10[1]	0.21[1]
Net realized and unrealized gain (loss) on investments and swap contracts	0.16	0.27	0.20	0.59	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.52	0.36	0.69	(0.24)
Less Distributions:
Distributions from net investment income	(0.22)	(0.29)	(0.22)	(0.15)	(0.28)
Return of capital[2]	—	—	—	—	(0.13)[1]
TOTAL DISTRIBUTIONS	(0.22)	(0.29)	(0.22)	(0.15)	(0.41)
Net Asset Value, End of Period	$11.20	$11.17	$10.94	$10.80	$10.26
Total Return[3]	2.28%	4.85%	3.41%	6.77%	(2.23)%
Ratios to Average Net Assets:
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.82%	2.29%	1.47%	0.96%	2.08%
Expense waiver/reimbursement[4]	0.46%	0.64%	1.00%	1.95%	3.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,848	$14,981	$14,932	$16,353	$8,927
Portfolio turnover	10%	22%	2%	7%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.18	$10.94	$10.80	$10.26	$10.91
Income From Investment Operations:
Net investment income	0.21[1]	0.37[1]	0.32[1]	0.29[1]	0.37[1]
Net realized and unrealized gain (loss) on investments and swap contracts	0.16	0.27	0.15	0.47	(0.55)
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.64	0.47	0.76	(0.18)
Less Distributions:
Distributions from net investment income	(0.28)	(0.40)	(0.33)	(0.22)	(0.34)
Return of capital[2]	—	—	—	—	(0.13)[1]
TOTAL DISTRIBUTIONS	(0.28)	(0.40)	(0.33)	(0.22)	(0.47)
Net Asset Value, End of Period	$11.27	$11.18	$10.94	$10.80	$10.26
Total Return[3]	3.34%	5.95%	4.46%	7.48%	(1.69)%
Ratios to Average Net Assets:
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	1.84%	3.33%	2.95%	2.75%	3.69%
Expense waiver/reimbursement[4]	0.46%	0.64%	0.94%	1.85%	3.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,082	$23,409	$20,162	$4,115	$314
Portfolio turnover	10%	22%	2%	7%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2013
Assets:
Total investment in affiliated holdings, at value (Note 5) (identified cost $72,958,166)		$77,175,421
Receivable for shares sold		76,501
TOTAL ASSETS		77,251,922
Liabilities:
Payable for shares redeemed	$92,618
Payable for transfer and dividend disbursing agent fees and expenses	6,759
Payable for Directors'/Trustees' fees (Note 5)	107
Payable for auditing fees	29,700
Payable for portfolio accounting fees	11,573
Payable for distribution services fee (Note 5)	9,453
Payable for shareholder services fee (Note 5)	17,113
Payable for share registration costs	11,737
Accrued expenses (Note 5)	2,294
TOTAL LIABILITIES		181,354
Net assets for 6,851,937 shares outstanding		$77,070,568
Net Assets Consist of:
Paid-in capital		$73,417,140
Net unrealized appreciation of investments		4,217,255
Accumulated net realized loss on investments and swap contracts		(495,308)
Distributions in excess of net investment income		(68,519)
TOTAL NET ASSETS		$77,070,568
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($35,140,324 ÷ 3,123,423 shares outstanding), no par value, unlimited shares authorized		$11.25
Offering price per share (100/95.50 of $11.25)		$11.78
Redemption proceeds per share		$11.25
Class C Shares:
Net asset value per share ($14,848,154 ÷ 1,325,439 shares outstanding), no par value, unlimited shares authorized		$11.20
Offering price per share		$11.20
Redemption proceeds per share (99.00/100 of $11.20)		$11.09
Institutional Shares:
Net asset value per share ($27,082,090 ÷ 2,403,075 shares outstanding), no par value, unlimited shares authorized		$11.27
Offering price per share		$11.27
Redemption proceeds per share		$11.27
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2013
Investment Income:
Dividends received from affiliated holdings (Note 5)			$1,754,885
Expenses:
Investment adviser fee (Note 5)		$307,735
Administrative fee (Note 5)		142,420
Custodian fees		8,893
Transfer and dividend disbursing agent fees and expenses		60,052
Directors'/Trustees' fees (Note 5)		1,141
Auditing fees		29,700
Legal fees		6,572
Portfolio accounting fees		67,363
Distribution services fee (Note 5)		114,561
Shareholder services fee (Note 5)		122,533
Account administration fee (Note 2 )		1,042
Share registration costs		46,372
Printing and postage		25,213
Insurance premiums (Note 5)		4,057
Miscellaneous (Note 5)		1,704
TOTAL EXPENSES		939,358
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(307,735)
Waiver of administrative fee	(18,550)
Reimbursement of other operating expenses	(24,965)
TOTAL WAIVERS AND REIMBURSEMENTS		(351,250)
Net expenses			588,108
Net investment income			1,166,777
Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments in affiliated holdings			135,226
Net realized gain on swap contracts			436,655
Realized gain distribution from affiliated investment company shares (Note 5)			7,825
Net change in unrealized appreciation of investments			911,451
Net change in unrealized appreciation of swap contracts			(369,286)
Net realized and unrealized gain on investments and swap contracts			1,121,871
Change in net assets resulting from operations			$2,288,648
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,166,777	$2,043,868
Net realized gain on investments and swap contracts	579,706	373,345
Net change in unrealized appreciation/depreciation of investments and swap contracts	542,165	1,269,674
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,288,648	3,686,887
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(810,051)	(1,054,692)
Class C Shares	(305,200)	(391,734)
Institutional Shares	(689,734)	(808,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,804,985)	(2,255,352)
Share Transactions:
Proceeds from sale of shares	23,158,812	28,122,884
Net asset value of shares issued to shareholders in payment of distributions declared	1,458,413	1,528,018
Cost of shares redeemed	(20,008,557)	(24,209,769)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,608,668	5,441,133
Change in net assets	5,092,331	6,872,668
Net Assets:
Beginning of period	71,978,237	65,105,569
End of period (including undistributed (distributions in excess of) net investment income of $(68,519) and $74,931, respectively)	$77,070,568	$71,978,237
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2013
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five
Annual Shareholder Report

business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$1,042
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of
Annual Shareholder Report

time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
At March 31, 2013, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $12,461,538. This is based on amounts held as of each month-end throughout the fiscal period.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$436,655
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(369,286)
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended March 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,031,101	$11,653,684	1,349,710	$14,980,558
Shares issued to shareholders in payment of distributions declared	67,739	759,483	71,317	780,065
Shares redeemed	(981,857)	(11,065,659)	(1,158,412)	(12,874,842)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	116,983	$1,347,508	262,615	$2,885,781
Year Ended March 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	254,046	$2,853,735	311,632	$3,446,433
Shares issued to shareholders in payment of distributions declared	22,919	256,499	29,323	320,388
Shares redeemed	(293,176)	(3,295,173)	(364,500)	(4,023,543)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(16,211)	$(184,939)	(23,545)	$(256,722)
Year Ended March 31	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	767,820	$8,651,393	837,732	$9,695,893
Shares issued to shareholders in payment of distributions declared	39,453	442,431	39,091	427,565
Shares redeemed	(498,664)	(5,647,725)	(660,889)	(7,311,384)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	308,609	$3,446,099	251,934	$2,812,074
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	409,381	$4,608,668	491,004	$5,441,133
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for swap income and swap gain/loss reclassifications.
For the year ended March 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$494,758	$(494,758)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$1,804,985	$2,255,352
As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$3,945,824
Capital loss carryforwards and deferrals	$(292,396)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At March 31, 2013, the cost of investments for federal tax purposes was $73,229,597. The net unrealized appreciation of investments for federal tax purposes was $3,945,824. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,945,824.
At March 31, 2013, the Fund had a capital loss carryforward of $194,280 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2019	$194,280	NA	$194,280
Annual Shareholder Report

The Fund used capital loss carryforwards of $102,499 to offset capital gains realized during the year ended March 31, 2013.
Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2013, for federal income tax purposes, post October losses of $29,597 were deferred to April 1, 2013.
Under current tax law, late-year ordinary loss realized after December 31 through the end of the Fund's fiscal year (“Late Year Ordinary Loss”) may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2013, for federal income tax purposes, a Late Year Ordinary Loss of $68,519 was deferred to April 1, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended March 31, 2013, the Adviser voluntarily waived $305,711 of its fee and voluntarily reimbursed $24,965 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2013, FAS waived $18,550 of its fee. The net fee paid to FAS was 0.161% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$114,561
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2013, FSC retained $9,752 of fees paid by the Fund. For the year ended March 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2013, FSC retained $21,610 in sales charges from the sale of Class A Shares. FSC also retained $1,860 of CDSC relating to redemptions of Class A Shares and $1,701 relating to redemptions of Class C Shares.
Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended March 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$84,346
Class C Shares	38,187
TOTAL	$122,533
For the year ended March 31, 2013, FSSC received $207 of fees paid by the Fund. For the year ended March 31, 2013, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2013, the Adviser reimbursed $2,024. Transactions involving the affiliated holdings during the year ended March 31, 2013, were as follows:
	Federated Inflation- Protected Securities Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2012	5,906,854	2,636,133	449,283	8,992,270
Purchases/Additions	916,121	17,274,714	533,552	18,724,387
Sales/Reductions	307,561	19,446,561	573,770	20,327,892
Balance of Shares Held 3/31/2013	6,515,414	464,286	409,065	7,388,765
Value	$73,949,944	$464,286	$2,761,191	$77,175,421
Dividend Income	$1,567,275	$3,141	$184,469	$1,754,885
Capital Gain Distributions	$—	$—	$7,825	$7,825
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the year ended December 31, 2012, are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 96% of its net assets at March 31, 2013. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2013, were as follows:
Purchases	$13,937,880
Sales	$7,319,065
Annual Shareholder Report

7. risk of investing in underlying funds
Each of the underlying Funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the year ended March 31, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the year ended March 31, 2013, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public
Accounting Firm
TO THE BOARD OF Trustees OF Federated Income securities trust AND SHAREHOLDERS of Federated Real Return Bond Fund:
We have audited the accompanying statement of assets and liabilities of Federated Real Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Real Return Bond Fund, a portfolio of Federated Income Securities Trust, at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,004.80	$3.50
Class C Shares	$1,000	$1,001.20	$7.23
Institutional Shares	$1,000	$1,006.30	$2.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.44	$3.53
Class C Shares	$1,000	$1,017.70	$7.29
Institutional Shares	$1,000	$1,022.69	$2.27
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%
Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited)–Federated Inflation-Protected Securities Core Fund
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 5.55%. The Barclays U.S. Treasury Inflation-Protected Securities Index (BTIPS),¹ the Fund's broad-based securities market index, returned 6.98% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BTIPS.
MARKET OVERVIEW
During 2012, interest rates declined slightly for intermediate maturities. Five-year Treasury rates fell from 0.83% to 0.72%, and 10-year rates fell from 1.88% to 1.76%. Shorter and longer maturities were mostly unchanged, after rising early in the year and retracting later in the year. While 2012 saw several events which normally would have created significant moves in the Treasury market, including the European debt crisis and political wrangling over the threat of simultaneous spending cuts and tax increases in the U.S. (i.e., the “fiscal cliff”), the Federal Reserve's (the Fed) policies muted market responses to these events. In particular, the Fed's Zero Interest Rate Policy (ZIRP) kept short-term rates at generational lows, while the Fed's Maturity Extension Program (selling shorter Treasuries from its portfolio and buying longer Treasuries) kept rate volatility low further out the curve.
Treasury Inflation-Protected Securities (TIPS) had another outstanding year, significantly outperforming nominal Treasuries in 2012. As noted above, the BTIPS returned 6.98% in 2012, compared to just 1.99% for the Barclays U.S. Treasury Bond Index.2 Even though most inflation measures decelerated over the past 12 months, TIPS were supported by the Fed's perceived willingness to allow inflation to rise above the Fed's 1.7%-2.0% long-term target as the Fed focused on reducing the unemployment rate via an aggressive expansion of its quantitative easing policies described above.
Annual Shareholder Report

Fund Performance
The Fund's underperformance relative to the BTIPS in 2012 was due to the Fund's strategy to maintain significantly less interest rate sensitivity (referred to as duration)3 than the BTIPS. Recognizing that the long duration of the BTIPS could be detrimental in a rising rate environment, even one in which inflation accruals are rising, the Fund employed a conservative approach to interest rate risk in order to preserve investor capital.4 While interest rates were stable to slightly lower in 2012, the Fund's duration of approximately 50% of the BTIPS resulted in less yield and less return via yield curve “roll down.” The Fund's overweight to shorter maturity TIPS in the fourth quarter benefited returns as gasoline prices rose in November and December.
1	Barclays Capital changed the name of the BTIPS Index from “Barclays Capital U.S. Treasury Inflation-Protected Securities Index” to “Barclays U.S. Treasury Inflation-Protected Securities Index.” The BTIPS is a composite that tracks the broad Treasury inflation-protected securities market. The index is unmanaged, and it is not possible to invest directly in an index.
2	Barclays Capital changed the name of the Barclays U.S. Treasury Bond Index from “Barclays Capital U.S. Treasury Bond Index” to “Barclays U.S. Treasury Bond Index.” The Barclays U.S. Treasury Bond Index measures the performance of the U.S. Treasury bond market, using market capitalization weighting and a standard rule based inclusion methodology. The index is unmanaged, and it is not possible to invest directly in an index.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Inflation-Protected Securities Fund (the “Fund”) from October 18, 2006 (start of performance) to December 31, 2012, compared to the Barclays U.S. Treasury Inflation-Protected Securities Index (BTIPS).2
Average Annual Total Returns for the Period Ended 12/31/ 2012
1 Year	5.55%
5 Year	4.76%
Start of Performance*	5.80%
*	The Fund's start of performance date was October 18, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BTIPS has been adjusted to reflect reinvestment of dividends on securities in an index.
2	The BTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table
(unaudited)–Federated Inflation-Protected Securities Core Fund
At December 31, 2012, the Fund's portfolio composition was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	99.2%
Derivative Contracts[1]	0.2%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100.0%
1	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–Federated Inflation-Protected Securities Core Fund
December 31, 2012
Principal Amount
		U.S. Treasury—99.2%
		Treasury Securities—99.2%
$3,071,160		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	$3,358,337
7,287,522		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	9,423,051
5,244,615		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,870,241
1,391,299		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	2,035,851
5,767,746		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	7,775,462
6,287,880		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	6,619,664
2,036,880		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	2,180,432
2,309,265		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,623,199
2,114,900		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	2,482,909
6,230,214		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	6,424,519
3,712,415		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	4,401,735
1,394,523		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,622,636
1,083,370		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,317,886
4,381,685		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,522,798
2,454,360	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,589,906
2,154,820		U.S. Treasury Inflation-Protected Note, 2.125%, 1/15/2019	2,615,564
6,538,185		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	7,597,269
1,690,907		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	2,025,878
		TOTAL U.S. TREASURY (IDENTIFIED COST $68,528,389)	76,487,337
		Repurchase Agreement—0.1%
75,000		Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862. (AT COST)	75,000
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $68,603,389)[2]	76,562,337
		OTHER ASSETS AND LIABILITIES – NET—0.7%[3]	532,489
		TOTAL NET ASSETS—100%	$77,094,826
Annual Shareholder Report

At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
4U.S. Treasury Bond 30 Year Short Futures	140	$20,650,000	March 2013	$168,123
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	The cost of investments for federal tax purposes amounts to $68,623,659.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$76,487,337	$—	$76,487,337
Repurchase Agreement	—	75,000	—	75,000
TOTAL SECURITIES	$—	$76,562,337	$—	$76,562,337
OTHER FINANCIAL INSTRUMENTS*	$168,123	$—	$—	$168,123
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Federated Inflation-Protected
Securities Core Fund
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.02	$10.86	$10.78	$9.99	$10.60
Income From Investment Operations:
Net investment income	0.26	0.46	0.26[1]	0.22	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.35	0.16	0.05	0.74	(0.46)
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.62	0.31	0.96	0.04
Less Distributions:
Distributions from net investment income	(0.27)	(0.46)	(0.23)	(0.17)	(0.54)
Distributions from net realized gain on investments and futures contracts	—	—	—	—	(0.02)
Return of capital[2]	—	—	—	—	(0.09)[1]
TOTAL DISTRIBUTIONS	(0.27)	(0.46)	(0.23)	(0.17)	(0.65)
Net Asset Value, End of Period	$11.36	$11.02	$10.86	$10.78	$9.99
Total Return[3]	5.55%	5.75%	2.89%	9.69%	0.14%
Ratios to Average Net Assets:
Net expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	2.41%	4.16%	2.39%	2.21%	4.14%
Expense waiver/reimbursement[4]	0.23%	0.37%	0.50%	1.04%	1.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,095	$60,171	$62,420	$28,758	$17,241
Portfolio turnover	24%	11%	52%	19%	129%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–Federated
Inflation-Protected Securities Core Fund
December 31, 2012
Assets:
Total investment in securities, at value (identified cost $68,603,389)		$76,562,337
Cash		166
Income receivable		443,324
Receivable for daily variation margin		122,500
TOTAL ASSETS		77,128,327
Liabilities:
Payable to adviser (Note 5)	$1,568
Payable for transfer and dividend disbursing agent fees and expenses	1,555
Payable for Directors'/Trustees' fees	462
Payable for auditing fees	25,550
Payable for portfolio accounting fees	3,448
Accrued expenses	918
TOTAL LIABILITIES		33,501
Net assets for 6,785,392 shares outstanding		$77,094,826
Net Assets Consist of:
Paid-in capital		$73,254,622
Net unrealized appreciation of investments and futures contracts		8,127,071
Accumulated net realized loss on investments and futures contracts		(4,319,539)
Undistributed net investment income		32,672
TOTAL NET ASSETS		$77,094,826
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$77,094,826 ÷ 6,785,392 shares outstanding, no par value, unlimited shares authorized		$11.36
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–Federated Inflation-Protected Securities Core Fund
Year Ended December 31, 2012
Investment Income:
Interest (net of TIPS deflation adjustment, if any)			$1,752,440
Expenses:
Administrative fee (Note 5)		$100,000
Custodian fees		6,113
Transfer and dividend disbursing agent fees and expenses		6,130
Directors'/Trustees' fees		1,815
Auditing fees		25,550
Legal fees		8,257
Portfolio accounting fees		43,233
Printing and postage		8,437
Insurance premiums		3,664
Miscellaneous		21
TOTAL EXPENSES		203,220
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(100,000)
Reimbursement of other operating expenses	(64,216)
TOTAL WAIVER AND REIMBURSEMENT		(164,216)
Net expenses			39,004
Net investment income			1,713,436
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,626,242
Net realized loss on futures contracts			(1,307,074)
Net change in unrealized appreciation of investments			1,281,462
Net change in unrealized depreciation of futures contracts			430,629
Net realized and unrealized gain on investments and futures contracts			2,031,259
Change in net assets resulting from operations			$3,744,695
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–Federated Inflation-Protected Securities Core Fund
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,713,436	$2,550,722
Net realized gain (loss) on investments and futures contracts	319,168	(2,852,846)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,712,091	3,737,096
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,744,695	3,434,972
Distributions to Shareholders:
Distributions from net investment income	(1,722,426)	(2,536,449)
Share Transactions:
Proceeds from sale of shares	15,400,000	10,200,000
Net asset value of shares issued to shareholders in payment of distributions declared	1,572	2,589
Cost of shares redeemed	(500,000)	(13,350,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,901,572	(3,147,411)
Change in net assets	16,923,841	(2,248,888)
Net Assets:
Beginning of period	60,170,985	62,419,873
End of period (including undistributed net investment income of $32,672 and $41,662, respectively)	$77,094,826	$60,170,985
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–Federated
Inflation-Protected Securities Core Fund
December 31, 2012
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,171,801 and $26,672,188, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$168,123*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,307,074)
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$430,629
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	1,368,610	916,683
Shares issued to shareholders in payment of distributions declared	139	236
Shares redeemed	(43,554)	(1,205,828)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,325,195	(288,909)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$1,722,426	$2,536,449
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$33,132
Net unrealized appreciation	$7,938,678
Capital loss carryforwards	$(4,131,606)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and TIPS adjustments.
At December 31, 2012, the cost of investments for federal tax purposes was $68,623,659. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $7,938,678. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,946,906 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,228.
At December 31, 2012, the Fund had a capital loss carryforward of $4,131,606 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
Annual Shareholder Report

for a maximum of eight tax years (“ Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,079,231	$1,095,646	$3,174,877
2016	$860,636	NA	$860,636
2018	$96,093	NA	$96,093
The Fund used capital loss carryforwards of $7,009 to offset taxable capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2012, the Adviser voluntarily reimbursed $64,216 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2012, FAS waived its entire fee of $100,000.
Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public
Accounting Firm
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF Federated Inflation-Protected Securities Core Fund:
We have audited the accompanying statement of assets and liabilities of Federated Inflation-Protected Securities Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Inflation-Protected Securities Core Fund, a portfolio of Federated Core Trust, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated
Inflation-Protected Securities Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual:	$1,000.00	$1,028.10	$0.25
Hypothetical (assuming a 5% return before expenses):	$1,000.00	$1,024.89	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Donald T. Ellenberger Birth Date: July 24, 1958 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: November 2006	Principal Occupations: Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2006. He is Vice President of the Trust with repsect to the Fund. He joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.
Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated Real Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C779
CUSIP 31420C761
CUSIP 31420C753
36727 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	FRSAX
Institutional	FFRSX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2012 through March 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund
Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended March 31, 2013 was 5.38% for the Institutional Shares and 5.02% for the Class A Shares. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (BAML3MT),1 the Fund's broad-based securities market index, had a total return of 0.12%, and the Fund's custom blended index (“Blended Benchmark”) (55% Credit Suisse Leveraged Loan Index (CSLLI)/30% Bank of America Merrill Lynch 1-Year Treasury Index (BAML1YT)/15% 1-Month London InterBank Offered Rate (LIBOR))2 had a total return of 4.61% for the same reporting period. The Fund's total return during the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML3MT or the Blended Benchmark.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, riskier domestic asset classes generated attractive total returns. This included the U.S. leveraged loan market. Early in the reporting period, soft employment data created some concern about the path of the U.S. economy, and European debt issues continued to be a focus. However, several factors contributed to the favorable tone of leveraged finance markets throughout meaningful stretches of the reporting period. Riskier asset classes continued to respond favorably to global monetary stimulus measures, including aggressive statements and actions by the Federal Reserve and the European Central Bank. Certain economic indicators, including a steady recovery in the housing market as evidenced in the reported housing data, provided optimism that the U.S economy would maintain a slow growth trajectory. Demand for leveraged finance assets also contributed to returns as investors sought enhanced yield alternatives in a low interest rate environment.3 Overall, these factors outweighed lingering concerns, including anticipated headwinds attributable to the “fiscal cliff” (simultaneous tax increases and spending cuts that were slated to occur at the end of 2012) issues. Riskier asset classes were generally favored by investors as domestic equity prices rose and leveraged finance credit risk spreads narrowed during the period. In fact, the spread between the CSLLI and three-month LIBOR (as measured by a three-year discount margin) declined from 588 basis points at the beginning of the period to 499 basis points by the end of the reporting period.
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Despite all of the global economic and political cross-currents, corporate credit conditions were solid throughout the 12-month reporting period. Corporate balance sheets and liquidity were in good shape and earnings were generally favorable. Default rates in leveraged finance remained at low levels throughout the reporting period. In fact, the institutional leveraged loan default rate as calculated by Credit Suisse was 1.63% for the trailing 12 months as of the end of December 2012.
FUND PERFORMANCE
The Fund outperformed the BAML3MT during the 12-month reporting period. With the Fund's positioning in riskier, credit sensitive asset classes, the Fund generated a higher income stream relative to the BAML3MT, a high quality index.4 Positive income coupled with principal appreciation created the outperformance.
The Fund also outperformed its Blended Benchmark during the 12-month reporting period. The primary positive contributor to the Fund's outperformance was sector allocation among its three broad sectors: domestic noninvestment-grade, domestic investment-grade and foreign fixed income.5 The Fund benefited from its overweight positioning in the domestic noninvestment-grade sector throughout the reporting period as riskier domestic leveraged finance asset classes outperformed the higher quality portions of the Blended Benchmark. This positioning included a substantial allocation to leveraged loans which comprised most of the domestic noninvestment-grade sector. Despite the credit overweight, subpar credit selection within the domestic noninvestment-grade sector negatively impacted Fund performance relative to its Blended Benchmark. Generally speaking, this was attributable to the Fund's higher quality positioning within its leveraged loan sub-portfolio, as lower quality tiers of the CSLLI outperformed the Fund's investments during the reporting period. In addition, the Fund benefited from outperformance in both its foreign and domestic investment-grade sectors relative to the Blended Benchmark. The foreign sector consisted mainly of trade finance instruments, which generated a higher income stream than the LIBOR portion of the Blended Benchmark. Finally, the Fund's short position in U.S. Treasury futures contracts had a modestly negative impact on performance during the reporting period.
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1	The BAML3MT is an index tracking short-term U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.
2	The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the Index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the Index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market). BAML1YT is an unmanaged index tracking U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The indexes are unmanaged, and it is not possible to invest directly in an index.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
5	Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “ BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default. International investing involves special risks including currency risks, increased volatility, political risks and difference in auditing and other financial standards.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Floating Rate Strategic Income Fund (the “Fund”) from February 23, 2011 to March 31, 2013 for Class A Shares and from December 3, 2010 to March 31, 2013 for Institutional Shares, compared to the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (BAML3MT),2,3 the Fund's broad-based securities market index, and a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index (CSLLI)3/30% Bank of America Merrill Lynch 1-Year Treasury Index (BAML1YT)3/15% 1-Month London Interbank Offered Rate (LIBOR)3 (the “Blended Benchmark”).2
Average Annual Total Returns for the Period Ended 3/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	Start of Performance*
Class A Shares	2.95%	3.01%
Institutional Shares	5.38%	4.59%
*	The Fund's Class A Shares start of performance date was February 23, 2011. The Fund's Institutional Shares start of performance date was December 3, 2010.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–Class A shares
■	Total returns shown include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).

Growth of a $10,000 Investment–InstItutional Shares
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1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML3MT and the blended benchmark have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The BAML3MT and the blended benchmark are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The BAML3MT is an index tracking short-term U.S. government securities. The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the Index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the Index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured Funds from other banks in the London wholesale money market (or interbank market). BAML1YT is an unmanaged index tracking U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)
At March 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	70.0%
Trade Finance Agreements	12.4%
Corporate Debt Securities	4.6%
Collateralized Mortgage Obligations	3.3%
U.S. Government Agency Adjustable Rate Mortgage Securities	2.4%
Asset-Backed Securities	0.3%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	9.9%
Other Assets and Liabilities—Net[6]	(2.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
March 31, 2013
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—2.4%
		Federal Home Loan Mortgage Corporation ARM—1.8%
$399,315		FHLMC ARM 781523, 2.354%, 5/01/2034	$424,321
567,543		FHLMC ARM 848194, 2.867%, 8/01/2035	609,874
403,442		FHLMC ARM 848746, 2.896%, 7/01/2034	429,717
436,040		FHLMC ARM 1H2662, 2.619%, 5/01/2036	468,349
		TOTAL	1,932,261
		Federal National Mortgage Association ARM—0.6%
186,773		FNMA ARM 745059, 2.510%, 9/01/2035	198,062
151,412		FNMA ARM 810320, 2.498%, 4/01/2034	162,164
306,999		FNMA ARM 881959, 2.460%, 2/01/2036	329,809
		TOTAL	690,035
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,584,017)	2,622,296
		Corporate Bonds—4.1%
		Automotive—1.5%
150,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	150,752
500,000		Ford Motor Credit Co., 2.75%, 5/15/2015	510,644
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	780,011
250,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	255,625
		TOTAL	1,697,032
		Chemicals—0.5%
500,000	[1,2]	Ashland, Inc., Series 144A, 3.00%, 3/15/2016	510,000
		Food & Beverage—0.1%
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	111,750
		Gaming—0.0%
50,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	53,750
		Health Care—0.4%
400,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	425,500
		Packaging & Containers—0.5%
500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.375%, 10/15/2017	549,375
		Paper—0.0%
50,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	52,500
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Principal Amount or Shares			Value
		Corporate Bonds—continued
		Restaurants—0.1%
$100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.780%, 3/15/2014	$99,875
		Retailers—0.5%
500,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	517,940
50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	51,812
		TOTAL	569,752
		Wireless Communications—0.5%
500,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	533,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,530,319)	4,603,284
		Collateralized Mortgage Obligations—3.3%
		Federal Home Loan Mortgage Corporation—0.9%
964,031		REMIC 4077 MF, 0.703%, 7/15/2042	975,925
		Federal National Mortgage Association—2.4%
814,596		REMIC 2010-134 BF, 0.634%, 10/25/2040	817,032
1,898,821		REMIC 2013-2 QF, 0.704%, 2/25/2043	1,908,824
		TOTAL	2,725,856
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,697,248)	3,701,781
		Floating Rate Loans—5.0%
1,000,000		Dollar General Corp., Term Loan - 1st Lien, 3.049%, 7/6/2017	1,005,795
500,000		Kabel Deutschland GMBH, Term Loan - 1st Lien, 3.50%, 2/1/2019	506,458
487,179		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, 2.913%, 2/2/2017	491,077
497,503		Nuance Communications, Inc., Term Loan - 1st Lien, 3.281%, 3/31/2016	501,493
991,213		Penn National Gaming, Inc., Term Loan - 1st Lien, 3.75%, 7/14/2018	1,001,298
500,000		PVH Corp., Term Loan - 1st Lien, 2.798%, 2/13/2020	505,965
500,000		Tesoro Corp., Term Loan - 1st Lien, 2.80%, 1/28/2016	506,875
500,000		Virgin Media Investment Holdings, Term Loan - 1st Lien, 3.50%, 2/6/2020	498,605
496,250		Windstream Corp., Term Loan - 1st Lien, 4.00%, 8/8/2019	504,006
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $5,477,233)	5,521,572
		MUTUAL FUNDS—84.9%[3]
7,441,772		Federated Bank Loan Core Fund	76,575,830
2,112,861	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%	2,112,861
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Principal Amount or Shares		Value
	MUTUAL FUNDS—continued[3]
1,661,327	Federated Project and Trade Finance Core Fund	$16,231,160
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $94,162,696)	94,919,851
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $110,451,513)[5]	111,368,784
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	386,321
	TOTAL NET ASSETS—100%	$111,755,105
At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 10-Year Short Futures	15	$1,979,766	June 2013	$(20,424)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $2,998,315, which represented 2.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $2,998,315, which represented 2.7% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $110,754,013.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,622,296	$—	$2,622,296
Corporate Bonds	—	4,603,284	—	4,603,284
Collateralized Mortgage Obligations	—	3,701,781	—	3,701,781
Floating Rate Loans	—	5,521,572	—	5,521,572
Mutual Funds[1]	78,688,691	16,231,160	—	94,919,851
TOTAL SECURITIES	$78,688,691	$32,680,093	$—	$111,368,784
OTHER FINANCIAL INSTRUMENTS[2]	$(20,424)	$—	$—	$(20,424)
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,		Period Ended 3/31/2011[2]
	2013[1]	2012
Net Asset Value, Beginning of Period	$9.96	$10.04	$10.07
Income From Investment Operations:
Net investment income	0.37	0.37[3]	0.03
Net realized and unrealized gain (loss) on investments and futures contracts	0.12	(0.04)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.33	0.00[4]
Less Distributions:
Distributions from net investment income	(0.37)	(0.41)	(0.03)
Net Asset Value, End of Period	$10.08	$9.96	$10.04
Total Return[5]	5.02%	3.44%	0.02%
Ratios to Average Net Assets:
Net expenses	1.00%	1.00%	1.10%[6]
Net investment income	3.54%	3.77%	3.74%[6]
Expense waiver/reimbursement[7]	0.47%	0.96%	1.66%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$71,544	$22,244	$6,231
Portfolio turnover	17%	39%	8%[8]
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year and period ended March 31, 2011 were audited by another independent registered public accounting firm.
2	Reflects operations for the period from February 23, 2011(date of initial investment) to March 31, 2011.
3	Per share number has been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 3, 2010 to March 31, 2011.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,		Period Ended 3/31/2011[2]
	2013[1]	2012
Net Asset Value, Beginning of Period	$9.96	$10.04	$10.00
Income From Investment Operations:
Net investment income	0.40	0.41[3]	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	(0.04)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.53	0.37	0.15
Less Distributions:
Distributions from net investment income	(0.41)	(0.45)	(0.11)
Net Asset Value, End of Period	$10.08	$9.96	$10.04
Total Return[4]	5.38%	3.80%	1.47%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.75%[5]
Net investment income	3.91%	4.15%	3.38%[5]
Expense waiver/reimbursement[6]	0.49%	0.97%	4.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,211	$23,622	$13,236
Portfolio turnover	17%	39%	8%
1	Beginning with the year ended March 31, 2013, the Fund was audited by Ernst & Young LLP. The previous year and period ended March 31, 2011 were audited by another independent registered public accounting firm.
2	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
March 31, 2013
Assets:
Total investment in securities, at value including $94,919,851 of investment in affiliated holdings (Note 5) (identified cost $110,451,513)		$111,368,784
Cash		2,298
Restricted cash (Note 2)		16,500
Income receivable		116,977
Income receivable from affiliated holdings (Note 5)		321,581
Receivable for investments sold		5,006
Receivable for shares sold		2,246,344
Receivable for daily variation margin		2,109
TOTAL ASSETS		114,079,599
Liabilities:
Payable for investments purchased	$1,698,861
Payable for shares redeemed	497,863
Income distribution payable	53,001
Payable for Directors'/Trustees' fees (Note 5)	124
Payable for distribution services fee (Note 5)	5,333
Payable for shareholder services fee (Note 5)	13,138
Accrued expenses (Note 5)	56,174
TOTAL LIABILITIES		2,324,494
Net assets for 11,084,104 shares outstanding		$111,755,105
Net Assets Consist of:
Paid-in capital		$111,377,148
Net unrealized appreciation of investments and futures contracts		896,847
Accumulated net realized loss on investments and futures contracts		(518,890)
TOTAL NET ASSETS		$111,755,105
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($71,543,932 ÷ 7,095,665 shares outstanding), no par value, unlimited shares authorized		$10.08
Offering price per share (100/98.00 of $10.08)		$10.29
Redemption proceeds per share		$10.08
Institutional Shares:
Net asset value per share ($40,211,173 ÷ 3,988,439 shares outstanding), no par value, unlimited shares authorized		$10.08
Offering price per share		$10.08
Redemption proceeds per share		$10.08
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended March 31, 2013
Investment Income:
Dividends received from affiliated holdings (Note 5)			$2,578,512
Interest			387,375
TOTAL INCOME			2,965,887
Expenses:
Investment adviser fee (Note 5)		$391,026
Administrative fee (Note 5)		113,329
Custodian fees		12,029
Transfer and dividend disbursing agent fees and expenses		36,777
Directors'/Trustees' fees (Note 5)		1,113
Auditing fees		30,450
Legal fees		8,371
Portfolio accounting fees		68,452
Distribution services fee (Note 5)		36,694
Shareholder services fee (Note 5)		85,943
Account administration fee (Note 2)		5,792
Share registration costs		56,127
Printing and postage		12,500
Insurance premiums (Note 5)		4,024
Miscellaneous (Note 5)		2,477
TOTAL EXPENSES		865,104
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(297,066)
Waiver of administrative fee	(14,451)
TOTAL WAIVERS AND REIMBURSEMENT		(311,517)
Net expenses			553,587
Net investment income			2,412,300
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $(18,124) on sales of investments in affiliated holdings) (Note 5)			(40,238)
Net realized loss on futures contracts			(40,411)
Realized gain distribution from affiliated investment company shares (Note 5)			39,937
Net change in unrealized depreciation of investments			962,767
Net change in unrealized appreciation of futures contracts			(21,505)
Net realized and unrealized gain on investments and futures contracts			900,550
Change in net assets resulting from operations			$3,312,850
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended March 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,412,300	$1,660,256
Net realized loss on investments and futures contracts	(40,712)	(222,130)
Net change in unrealized appreciation/depreciation of investments and futures contracts	941,262	(51,140)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,312,850	1,386,986
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,332,793)	(831,545)
Institutional Shares	(1,146,710)	(1,015,501)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,479,503)	(1,847,046)
Share Transactions:
Proceeds from sale of shares	87,353,027	60,799,947
Net asset value of shares issued to shareholders in payment of distributions declared	1,849,548	1,261,570
Cost of shares redeemed	(24,147,099)	(35,202,184)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	65,055,476	26,859,333
Change in net assets	65,888,823	26,399,273
Net Assets:
Beginning of period	45,866,282	19,467,009
End of period (including undistributed net investment income of $0 and $1,468, respectively)	$111,755,105	$45,866,282
See Notes which are an integral part of the Financial Statements
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16

Notes to Financial Statements
March 31, 2013
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$5,792
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2011 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
20

Futures Contracts
The Fund purchases and sells financial futures contracts to reduce the effective duration of the portfolio. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $1,840,138. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report
21

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(20,424)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(40,411)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(21,505)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended March 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,257,762	$62,769,941	3,705,171	$37,005,602
Shares issued to shareholders in payment of distributions declared	130,810	1,309,732	81,175	802,229
Shares redeemed	(1,525,224)	(15,265,125)	(2,174,680)	(21,465,332)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,863,348	$48,814,548	1,611,666	$16,342,499
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22

	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,449,913	$24,583,086	2,398,095	$23,794,345
Shares issued to shareholders in payment of distributions declared	53,938	539,816	46,537	459,341
Shares redeemed	(886,034)	(8,881,974)	(1,392,518)	(13,736,852)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,617,817	$16,240,928	1,052,114	$10,516,834
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,481,165	$65,055,476	2,663,780	$26,859,333
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for distribution of capital gains from a registered investment company and discount accretion/premium amortization on debt securities.
For the year ended March 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$65,735	$(65,735)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$2,479,503	$1,847,046
As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$4,465
Net unrealized appreciation	$614,771
Capital loss carryforwards	$(241,279)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and the deferral of losses on wash sales.
At March 31, 2013, the cost of investments for federal tax purposes was $110,754,013. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $614,771. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,055,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $440,638.
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At March 31, 2013, the Fund had a capital loss carryforward of $241,279 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$172,082	$69,197	$241,279
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2013, the Adviser voluntarily waived $295,784 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2013, FAS waived $14,451 of its fee. The net fee paid to FAS was 0.152% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Annual Shareholder Report
24

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.10% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$36,694
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2013, FSC retained $4,217 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2013, FSC did not retain any sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended March 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$85,943
For the year ended March 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Effective June 1, 2013, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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25

Interfund Transactions
During the year ended March 31, 2013, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $1,824,944.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2013, the Adviser reimbursed $1,282. Transactions involving affiliated holdings during the year ended March 31, 2013, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2012	3,211,766	—	662,356	3,874,122
Purchases/Additions	4,953,418	50,809,285	998,971	56,761,674
Sales/Reductions	723,412	48,696,424	—	49,419,836
Balance of Shares Held 3/31/2013	7,441,772	2,112,861	1,661,327	11,215,960
Value	$76,575,830	$2,112,861	$16,231,160	$94,919,851
Dividend Income	$2,132,208	$1,595	$444,709	$2,578,512
Capital Gain Distributions	$—	$—	$39,937	$39,937
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 68.5% of its net assets at March 31, 2013. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2013, were as follows:
Purchases	$72,624,770
Sales	$10,878,441
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the year ended March 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the year ended March 31, 2013, the program was not utilized.
9. CHANGE IN INDEPENDENT REGISTERED pUBLIC ACCOUNTING FIRM
On August 17, 2012, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. Upon notification of the Trustee's decision, the Fund's previous independent registered public accounting firm, KPMG LLP (KPMG) resigned. The previous reports issued by KPMG on the Fund's financial statements for the fiscal period ended March 31, 2011, and the fiscal year ended March 31, 2012, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal period ended March 31, 2011, and the fiscal year ended March 31, 2012, and the interim period commencing April 1, 2012, and ending August 17, 2012: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending March 31, 2013. During the Fund's fiscal period ended March 31, 2011, and the fiscal year ended March 31, 2012, and the interim period commencing April 1, 2012, and ending August 17, 2012, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
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Report of Independent Registered Public
Accounting Firm
TO THE BOARD OF Trustees OF Federated Income Securities Trust AND SHAREHOLDERS OF Federated Floating Rate STRATEGIC Income FUNd:
We have audited the accompanying statement of assets and liabilities of Federated Floating Rate Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2012 and the financial highlights for the periods ended prior to April 1, 2012 were audited by another independent registered public accounting firm whose report, dated May 23, 2012, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Floating Rate Strategic Income Fund, a portfolio of Federated Income Securities Trust, at March 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,023.90	$5.05
Institutional Shares	$1,000	$1,025.70	$3.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.95	$5.04
Institutional Shares	$1,000	$1,021.69	$3.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Institutional Shares	0.65%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: January 1987	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since January 1987. He is Vice President of the Trust with respect to the Fund.. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Steven J. Wagner Birth Date: July 23, 1967 Vice President Officer since: June 2012 Portfolio Manager since: November 2010	Principal Occupations: Steven J. Wagner has been the Fund's Portfolio Manager since November 2010. He is Vice President of the Trust with respect to the Fund. Mr. Wagner joined Federated in 1997 as an analyst in the high yield area and has been Senior Investment Analyst and Vice President of the Fund's Adviser since 2003. Mr. Wagner received his B.S. from Boston College and his M.B.A. in Finance from the University of Pittsburgh.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Floating Rate Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C670
Q450751 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	FUSGX
B	FUSBX
C	FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2012 through March 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund
Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended March 31, 2013, was 1.80% for the Class A Shares, 1.17% for the Class B Shares and 1.17% for the Class C Shares. The Barclays Mortgage-Backed Securities Index (BMBS)1 the Fund's broad-based securities market index, had a total return of 1.97% during the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BMBS.
The following discussion will focus on the performance of the Fund's Class A Shares. The 1.80% total return of the Class A Shares consisted of 2.82% in taxable dividends and -1.02% depreciation in the net asset value of the shares.
During the 12-month reporting period, the most significant factors affecting the Fund's performance were: (a) sector allocation; and (b) security selection.
MARKET OVERVIEW
Economic growth was moderate during the 12-month reporting period as global policy makers and legislators continued to grapple with after-effects of the global financial crisis. Central banks around the globe maintained extraordinarily accommodative monetary policies and governments struggled to address short and long-term deficit and entitlement challenges.
During the 12-month reporting period, the European Central Bank (ECB), Bank of Japan and Federal Reserve (the “Fed”) continued quantitative easing (QE) programs involving the purchase of government debt and/or mortgage-backed securities in strategies designed to restrain market interest rates and boost economic growth. The ECB's Outright Monetary Transaction program reduced investor concern over financial instability in peripheral countries as well as the euro currency. The Fed's most recent QE program included open-ended purchases of mortgage-backed securities (MBS)2 and U.S. Treasury securities, leaving both the ultimate size and program duration undefined. A new policy wrinkle was added in December linking monetary policy to levels of inflation and unemployment. According to the Federal Open Market Committee, monetary policy will remain exceptionally accommodative as long as inflation is not expected to exceed 2.5% and the unemployment rate exceeds 6.5%. The policies of domestic and global central banks reflected deep concern over the pace of economic expansion and the potential risk of derailing sluggish growth. Though tepid, the expansion showed signs of improvement.
During the 12-month reporting period, U.S. economic growth averaged approximately 2% as increased consumer wealth aided home and auto sales. Home prices gained at the fastest pace since 2006 as the recovery took hold, supported by favorable home affordability and steady job growth. The rise in housing prices and equity markets supported consumer wealth, which rose to levels last seen in 2007. Still, long-term U.S. fiscal issues remained unresolved
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and political gridlock in Washington, D.C. continued with little end in sight. The package of spending cuts, known as the sequester, went into effect with spending reductions impacting domestic spending and national defense budgets. Although the worst case scenario was averted, long-term agreements to address the spending and revenue gap remained elusive.
Agency MBS performance was in line with that of Treasury debt despite the Fed's purchases. The most recent MBS program commenced operation September 2012 and included a monthly purchase rate of $40 billion. The Fed held over $2.5 trillion of U.S. Treasury and MBS as of the end of the 12-month reporting period. Commercial MBS posted strong performance which topped similar duration Treasury securities by a large margin as demand drove spreads tighter.3 The 10-year Treasury yield decreased 36 basis points to 1.85%.
SECTOR ALLOCATION
During the 12-month reporting period, based on relative value considerations, non-agency residential and commercial MBS comprised approximately 15% of Fund assets. Performance of these sectors exceeded that of agency-issued MBS, boosting Fund performance. Within the Fund's agency MBS holdings, the Fund favored Fannie Mae and Freddie Mac-issued securities over those of Ginnie Mae. The strategy proved beneficial as Ginnie Mae MBS performance lagged that of conventional mortgage securities. Overall, sector allocation boosted Fund performance.
security selection
During the 12-month reporting period, security selection strategy focused on prepayment performance and loan programs of differing maturities. With prepayment risk elevated due to low mortgage rates and numerous refinance programs, Fund management sought to own MBS with relatively lower refinancing risk. Certain factors such as property usage, loan-to-value ratio, loan balance and geographics, for example, can influence the propensity to prepay. Through the analysis of exposure to these factors, prepayment risk was reduced, resulting in greater income and return. Additionally, above BMBS exposure to 20-year maturity agency MBS was maintained throughout the period. The 20-year sector total rate of return exceeded that of both conventional 15-year and 30-year mortgages resulting in a boost to performance. Taken as a whole, security selection proved beneficial for Fund performance.
1	The BMBS is an unmanaged index comprised of all fixed-income securities backed by mortgage pools of GNMA, FNMA and the FHLMC, including GNMA graduated payment mortgage. The index is unmanaged, and it is not possible to invest directly in an index.
2	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or issuers will meet their obligations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Fund for U.S. Government Securities (the “Fund”) from March 31, 2003 to March 31, 2013, compared to the Barclays Mortgage-Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3
Average Annual Total Returns for the Period Ended 3/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	-2.79%	2.95%	3.48%
Class B Shares	-4.28%	2.81%	3.33%
Class C Shares	0.18%	3.15%	3.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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3

Growth of a $10,000 Investment–cLASS A SHARES
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Growth of a $10,000 Investment–cLASS B SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

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4

Growth of a $10,000 Investment–cLASS C SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BMBS is not adjusted to reflect sales charges, expenses or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an average.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At March 31, 2013, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	80.3%
Non-Agency Commercial Mortgage-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	5.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.0%
Repurchase Agreement—Collateral[2]	14.8%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities—Net[5]	(11.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes a repurchase agreement purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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6

Portfolio of Investments
March 31, 2013
Principal Amount			Value
		Mortgage-Backed Securities—80.3%
		Federal Home Loan Mortgage Corporation—23.8%
$23,228,615		3.500%, 11/1/2025 - 7/1/2042	$24,565,132
10,411,394		4.000%, 8/1/2025 - 12/1/2040	11,061,984
41,636,649		4.500%, 2/1/2024 - 9/1/2041	44,700,183
20,401,692		5.000%, 7/1/2020 - 10/1/2039	22,021,195
27,215,506		5.500%, 3/1/2021 - 9/1/2037	29,733,673
145,067		6.000%, 10/1/2017 - 2/1/2032	162,848
2,057,646		6.500%, 10/1/2037 - 10/1/2038	2,296,937
488,955		7.000%, 12/1/2031	577,979
766,474		7.500%, 9/1/2013 - 8/1/2031	889,515
		TOTAL	136,009,446
		Federal National Mortgage Association—51.3%
11,552,619	[1]	2.500%, 8/1/2027 - 4/1/2028	11,991,763
40,469,362	[1]	3.000%, 6/1/2027 - 2/25/2043	42,133,253
38,604,271	[1]	3.500%, 9/1/2042 - 4/1/2043	40,786,655
73,093,359		4.000%, 12/1/2031 - 11/1/2042	78,903,553
31,016,291	[1]	4.500%, 12/1/2019 - 4/1/2043	33,606,723
30,222,317		5.000%, 1/1/2024 - 1/1/2040	32,888,445
6,787,773		5.500%, 12/1/2013 - 9/1/2037	7,450,058
33,071,039		6.000%, 10/1/2028 - 4/1/2038	36,996,640
6,230,657		6.500%, 6/1/2029 - 8/1/2037	6,976,577
843,697		7.000%, 8/1/2028 - 1/1/2032	971,841
2,013		7.500%, 1/1/2030	2,356
1,679		11.750%, 10/1/2015	1,812
251		13.000%, 8/1/2015	273
		TOTAL	292,709,949
		Government National Mortgage Association—5.2%
15,000,000	[1]	3.500%, 4/15/2043	16,136,718
7,851,153		5.000%, 11/20/2038 - 9/20/2039	8,667,692
1,740,017		5.500%, 12/20/2038	1,912,863
1,390,513		6.000%, 9/20/2038	1,552,594
961,762		7.500%, 12/15/2023 - 7/15/2030	1,125,405
94,670		8.250%, 10/15/2030	112,253
60,760		8.375%, 8/15/2030	69,757
Annual Shareholder Report
7

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$156		11.250%, 9/20/2015	$168
		TOTAL	29,577,450
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $439,872,581)	458,296,845
		Collateralized Mortgage Obligations—5.2%
		Non-Agency Mortgage-Backed Securities—5.2%
3,001,983		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,884,391
971,198		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	854,189
4,654,148	[2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	4,733,757
1,596,104		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,591,930
2,509,497		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,401,477
45	[2,4]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	28
301,741	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	224,133
4,516,159	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	105,678
369,678		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	371,145
1,148,477		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,160,611
2,525,486		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,561,715
2,910,658		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,971,498
6,009,640		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	5,971,429
2,055,744	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	323,985
3,836,778		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,684,969
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,233,612)	29,840,935
		Commercial Mortgage-Backed Securities—11.1%
		Non-Agency Commercial Mortgage-Backed Securities—8.1%
6,200,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	6,638,848
4,692,045	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	5,025,636
5,658,381	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,179,951
5,177,053	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,467,198
4,813,470	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,014,288
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,069,936
Annual Shareholder Report
8

Principal Amount			Value
		Commercial Mortgage-Backed Securities—continued
		Non-Agency Commercial Mortgage-Backed Securities— continued
$7,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	$8,160,307
7,000,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	7,445,803
		TOTAL	46,001,967
		Agency Commercial Mortgage-Backed Securities—3.0%
1,380,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,450,964
7,000,000		FNMA REMIC 2013-M1 ASC2, 1.074%, 11/25/2016	7,061,775
5,800,000	[2,3]	FREMF Mortgage Trust 2013-K25, Class B, 3.617%, 11/25/2045	5,863,200
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, Class B, 3.502%, 11/25/2045	3,007,063
		TOTAL	17,383,002
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,088,204)	63,384,969
		Repurchase Agreements—14.8%
18,564,000	[5]	Interest in $2,950,000,000 joint repurchase agreement 0.20%, dated 3/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,950,065,556 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $3,019,778,792.	18,564,000
6,192,000	[6]	Interest in $15,102,000 joint repurchase agreement 0.12%, dated 3/14/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,103,661 on 4/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2041 and the market value of those underlying securities was $15,404,811.	6,192,000
43,408,000	[5,6]	Interest in $210,698,000 joint repurchase agreement 0.14%, dated 3/12/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $210,722,581 on 4/11/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $215,447,310.	43,408,000
Annual Shareholder Report
9

Principal Amount			Value
		Repurchase Agreements—continued
$16,070,000	[5,6]	Interest in $50,000,000 joint repurchase agreement 0.14%, dated 3/19/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $50,005,833 on 4/18/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security maturing on 3/1/2043 and the market value of that underlying security was $51,001,984.	$16,070,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	84,234,000
		TOTAL INVESTMENTS—111.4% (IDENTIFIED COST $615,428,397)[7]	635,756,749
		OTHER ASSETS AND LIABILITIES - NET—(11.4)%[8]	(64,976,528)
		TOTAL NET ASSETS—100%	$570,780,221
At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
9U.S. Treasury Note 10-Year Short Futures	75	$9,898,828	June 2013	$(127,317)
9U.S. Treasury Bond 30-Year Short Futures	40	$5,778,750	June 2013	$(114,465)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(241,782)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $50,029,568, which represented 8.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $49,375,744, which represented 8.7% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $614,458,124.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2013.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
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10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$458,296,845	$—	$458,296,845
Collateralized Mortgage Obligations	—	29,187,111	653,824	29,840,935
Commercial Mortgage-Backed Securities	—	63,384,969	—	63,384,969
Repurchase Agreements	—	84,234,000	—	84,234,000
TOTAL SECURITIES	$—	$635,102,925	$653,824	$635,756,749
OTHER FINANCIAL INSTRUMENTS*	$(241,782)	$—	$—	$(241,782)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.82	$7.71	$7.77	$7.70	$7.75
Income From Investment Operations:
Net investment income	0.19[1]	0.24[1]	0.27[1]	0.31[1]	0.34[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	0.14	(0.02)	0.10	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.38	0.25	0.41	0.31
Less Distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.31)	(0.34)	(0.36)
Net Asset Value, End of Period	$7.74	$7.82	$7.71	$7.77	$7.70
Total Return[2]	1.80%	5.05%	3.19%	5.42%	4.17%
Ratios to Average Net Assets:
Net expenses	0.91%	0.92%	0.94%	0.95%	0.95%
Net investment income	2.45%	3.03%	3.50%	3.95%	4.42%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$489,819	$530,857	$559,964	$590,559	$599,122
Portfolio turnover	168%	156%	138%	121%	142%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	46%	44%	36%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.82	$7.71	$7.76	$7.70	$7.75
Income From Investment Operations:
Net investment income	0.13[1]	0.18[1]	0.22[1]	0.25[1]	0.28[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)	0.15	(0.02)	0.09	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.33	0.20	0.34	0.25
Less Distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.25)	(0.28)	(0.30)
Net Asset Value, End of Period	$7.75	$7.82	$7.71	$7.76	$7.70
Total Return[2]	1.17%	4.26%	2.55%	4.49%	3.38%
Ratios to Average Net Assets:
Net expenses	1.66%	1.67%	1.69%	1.70%	1.70%
Net investment income	1.70%	2.31%	2.75%	3.20%	3.67%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,404	$25,847	$43,444	$75,194	$99,200
Portfolio turnover	168%	156%	138%	121%	142%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	46%	44%	36%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.81	$7.70	$7.76	$7.70	$7.75
Income From Investment Operations:
Net investment income	0.13[1]	0.18[1]	0.21[1]	0.25[1]	0.28[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)	0.15	(0.02)	0.09	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.33	0.19	0.34	0.25
Less Distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.25)	(0.28)	(0.30)
Net Asset Value, End of Period	$7.74	$7.81	$7.70	$7.76	$7.70
Total Return[2]	1.17%	4.27%	2.43%	4.51%	3.40%
Ratios to Average Net Assets:
Net expenses	1.66%	1.67%	1.69%	1.70%	1.70%
Net investment income	1.70%	2.28%	2.75%	3.19%	3.67%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,557	$73,624	$71,492	$69,256	$58,191
Portfolio turnover	168%	156%	138%	121%	142%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	46%	44%	36%	26%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
March 31, 2013
Assets:
Investment in repurchase agreements	$84,234,000
Investment in securities	551,522,749
Total investment in securities, at value (identified cost $615,428,397)		$635,756,749
Restricted cash (Note 2)		182,500
Income receivable		1,895,651
Receivable for shares sold		690,876
Receivable for daily variation margin		14,297
TOTAL ASSETS		638,540,073
Liabilities:
Payable for investments purchased	65,670,486
Payable for shares redeemed	1,267,167
Bank overdraft	133,275
Income distribution payable	208,415
Payable for Directors'/Trustees' fees (Note 5)	854
Payable for distribution services fee (Note 5)	52,165
Payable for shareholder services fee (Note 5)	201,197
Accrued expenses (Note 5)	226,293
TOTAL LIABILITIES		67,759,852
Net assets for 73,704,139 shares outstanding		$570,780,221
Net Assets Consist of:
Paid-in capital		$585,680,557
Net unrealized appreciation of investments and futures contracts		20,086,570
Accumulated net realized loss on investments and futures contracts		(34,998,825)
Undistributed net investment income		11,919
TOTAL NET ASSETS		$570,780,221
Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($489,819,312 ÷ 63,246,261 shares outstanding), no par value, unlimited shares authorized	$7.74
Offering price per share (100/95.50 of $7.74)	$8.10
Redemption proceeds per share	$7.74
Class B Shares:
Net asset value per share ($20,403,642 ÷ 2,634,208 shares outstanding), no par value, unlimited shares authorized	$7.75
Offering price per share	$7.75
Redemption proceeds per share (94.50/100 of $7.75)	$7.32
Class C Shares:
Net asset value per share ($60,557,267 ÷ 7,823,670 shares outstanding), no par value, unlimited shares authorized	$7.74
Offering price per share	$7.74
Redemption proceeds per share (99.00/100 of $7.74)	$7.66
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended March 31, 2013
Investment Income:
Interest		$20,424,980
Expenses:
Investment adviser fee (Note 5)	$2,460,991
Administrative fee (Note 5)	475,211
Custodian fees	34,542
Transfer and dividend disbursing agent fees and expenses	716,835
Directors'/Trustees' fees (Note 5)	4,473
Auditing fees	24,450
Legal fees	7,856
Portfolio accounting fees	169,290
Distribution services fee (Note 5)	682,550
Shareholder services fee (Note 5)	1,511,941
Share registration costs	55,503
Printing and postage	60,198
Insurance premiums (Note 5)	5,022
Miscellaneous (Note 5)	4,541
TOTAL EXPENSES	6,213,403
Waiver of administrative fee (Note 5)	(5,025)
Net expenses		6,208,378
Net investment income		14,216,602
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		5,583,052
Net realized loss on futures contracts		(1,118,393)
Net change in unrealized appreciation of investments		(6,825,566)
Net change in unrealized appreciation of futures contracts		(695,620)
Net realized and unrealized loss on investments and futures contracts		(3,056,527)
Change in net assets resulting from operations		$11,160,075
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended March 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,216,602	$18,971,073
Net realized gain on investments and futures contracts	4,464,659	8,912,167
Net change in unrealized appreciation/depreciation of investments and futures contracts	(7,521,186)	3,579,636
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,160,075	31,462,876
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,543,402)	(19,179,620)
Class B Shares	(470,054)	(834,033)
Class C Shares	(1,397,819)	(1,968,185)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,411,275)	(21,981,838)
Share Transactions:
Proceeds from sale of shares	59,788,247	78,531,881
Net asset value of shares issued to shareholders in payment of distributions declared	13,352,744	17,273,063
Cost of shares redeemed	(127,437,687)	(149,858,327)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(54,296,696)	(54,053,383)
Change in net assets	(59,547,896)	(44,572,345)
Net Assets:
Beginning of period	630,328,117	674,900,462
End of period (including undistributed (distributions in excess of) net investment income of $11,919 and $(32,325), respectively)	$570,780,221	$630,328,117
See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements
March 31, 2013
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
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Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Additionally, futures contracts are being used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $24,708,882. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$44	$28
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$240,378	$224,133
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 – 5/25/1999	$102,766	$105,678
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$613,078	$323,985
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(241,782)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,118,393)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(695,620)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended March 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,166,728	$40,409,291	6,435,859	$50,368,791
Shares issued to shareholders in payment of distributions declared	1,497,669	11,694,777	1,907,155	14,900,234
Shares redeemed	(11,341,766)	(88,661,073)	(13,070,799)	(102,261,772)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,677,369)	$(36,557,005)	(4,727,785)	$(36,992,747)
Year Ended March 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	325,757	$2,549,073	640,712	$5,015,194
Shares issued to shareholders in payment of distributions declared	56,991	445,269	95,438	745,627
Shares redeemed	(1,055,314)	(8,254,935)	(3,065,859)	(23,955,247)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(672,566)	$(5,260,593)	(2,329,709)	$(18,194,426)
Year Ended March 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,150,774	$16,829,883	2,960,528	$23,147,896
Shares issued to shareholders in payment of distributions declared	155,364	1,212,698	208,385	1,627,202
Shares redeemed	(3,908,552)	(30,521,679)	(3,023,960)	(23,641,308)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,602,414)	$(12,479,098)	$144,953	$1,133,790
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,952,349)	$(54,296,696)	$(6,912,541)	$(54,053,383)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expired capital loss carryforwards and dollar-roll transactions.
For the year ended March 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(6,622,384)	$2,238,917	$4,383,467
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Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$16,411,275	$21,981,838
As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$49,206
Net unrealized appreciation	$21,298,625
Capital loss carryforwards	$(36,248,167)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for REMIC and dollar-roll transactions.
At March 31, 2013, the cost of investments for federal tax purposes was $614,458,124. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $21,298,625. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,918,410 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,619,785.
At March 31, 2013, the Fund had a capital loss carryforward of $36,248,167 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2014	$4,881,984	NA	$4,881,984
2015	$21,792,738	NA	$21,792,738
2017	$726,216	NA	$726,216
2018	$8,847,229	NA	$8,847,229
The Fund used capital loss carryforwards of $1,357,436 to offset taxable capital gains realized during the year ended March 31, 2013. Additionally, capital loss carryforwards of $6,622,384 expired during the year ended March 31, 2013.
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25

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate for this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2013, FAS waived $5,025 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$171,204
Class C Shares	511,346
TOTAL	$682,550
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2013, FSC retained $153,757 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2013, FSC retained $30,045 in sales charges from the sale of Class A Shares. FSC also retained $6,656 of CDSC relating to redemptions of Class A Shares, $32,763 relating to redemptions of Class B Shares and $13,185 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntarily reimbursement can be modified or terminated at any time at its sole discretion. For the year ended March 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,285,996
Class B Shares	57,068
Class C Shares	168,877
TOTAL	$1,511,941
For the year ended March 31, 2013, FSSC received $567,023 of fees paid by the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2013, were as follows:
Purchases	$43,445,940
Sales	$38,718,091
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the year ended March 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the year ended March 31, 2013, the program was not utilized.
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28

Report of Independent Registered Public
Accounting Firm
TO THE BOARD OF Trustees OF Federated Income Securities Trust AND SHAREHOLDERS OF Federated Fund for U.S. Government Securities:
We have audited the accompanying statement of assets and liabilities of Federated Fund for U.S. Government Securities (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Fund for U.S. Government Securities, a portfolio of Federated Income Securities Trust, at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 23, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$998.70	$4.53
Class B Shares	$1,000	$995.00	$8.26
Class C Shares	$1,000	$995.00	$8.26
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.39	$4.58
Class B Shares	$1,000	$1,016.65	$8.35
Class C Shares	$1,000	$1,016.65	$8.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.91%
Class B Shares	1.66%
Class C Shares	1.66%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: May 2003	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since May 2003. He is Vice President of the Trust with respect to the Fund. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Funds Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.
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Evaluation and Approval of Advisory
Contract–May 2012
Federated Fund for U.S. Government Securities (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
28390 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $250,950

Fiscal year ended 2012 - $241,100

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $218

Fiscal year ended 2012 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $7,452 respectively. Fiscal year ended 2012– Tax preparation fees for fiscal year ends 2011 and 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,045 and $16,345 respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $145,292

Fiscal year ended 2012 - $479,360

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013